Deferred REVENUES	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
Deferred REVENUES

15 Deferred REVENUES

	At	At
	31 March 2025	31 March 2024
	USD	USD
Advisory service income	145,760	52,950
Customization income	42,600	122,200
Subscription fee income	317,064	147,676
	505,424	322,826

At 1 April 2023, deferred revenues amounted to $335,666.

Deferred revenues relate to revenues that have been invoiced to the client but not yet earned. The deferred revenues are expected to be recognized as revenue in the next 12 months.